Acquisition - Summary of acquisition date fair values of assets acquired and liabilities assumed (Parenthetical) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Asset Acquisition [Abstract]
Intangibles estimated useful life	15 years	15 years